Financial Instruments Risk Management - Schedule of Age of Impaired Trade Receivables (Details) - Credit risk [member] - Financial Assets Impaired - Trade receivables [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of impaired trade receivables	$ 16,828	$ 166
Past Due Less Than 181 Days
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of impaired trade receivables	308
Past Due More Than 181 Days
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of impaired trade receivables	$ 16,520	$ 166